Expense Example (Class A, USD $)	0 Months Ended
Oct. 17, 2013
(Lifestyle Aggressive Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 635
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,269
Expense Example, with Redemption, 10 Years	2,193
(Lifestyle Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,244
Expense Example, with Redemption, 10 Years	2,140
(Lifestyle Balanced Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	628
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,099
(Lifestyle Moderate Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,203
Expense Example, with Redemption, 10 Years	2,056
(Lifestyle Conservative Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	619
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,179
Expense Example, with Redemption, 10 Years	$ 2,003